JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNT H

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT A

Supplement dated November 6, 2020 to PROSPECTUSES dated April 27, 2020

Changes to Variable Investment Options

This Supplement applies to VENTURE® VARIABLE ANNUITY, VENTURE III® VARIABLE ANNUITY, VENTURE VISION® VARIABLE ANNUITY, VENTURE VANTAGE® VARIABLE ANNUITY, VENTURE® STRATEGY VARIABLE ANNUITY, VENTURE® OPPORTUNITY A SHARE VARIABLE ANNUITY, ACCOMMODATOR VARIABLE ANNUITY, VENTURE® OPPORTUNITY B SHARE VARIABLE ANNUITY, ACCOMMODATOR 2000 VARIABLE ANNUITY, INDEPENDENCE VARIABLE ANNUITY, INDEPENDENCE PREFERRED VARIABLE ANNUITY, INDEPENDENCE 2000 VARIABLE ANNUITY, MARKETPLACE VARIABLE ANNUITY, PATRIOT VARIABLE ANNUITY, DECLARATION VARIABLE ANNUITY, REVOLUTION ACCESS VARIABLE ANNUITY, REVOLUTION EXTRA VARIABLE ANNUITY, REVOLUTION VALUE VARIABLE ANNUITY, REVOLUTION VALUE II VARIABLE ANNUITY, WEALTHBUILDER VARIABLE ANNUITY, WEALTHMARK VARIABLE ANNUITY, WEALTHMARK ML3 VARIABLE ANNUITY, LIFESTYLE VARIABLE ANNUITY and VARIABLE ANNUITY Contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the “Contracts”). It supplements the prospectus dated April 27, 2020 for the Contract you purchased (the “Annuity Prospectus”).

You should read this Supplement together with the Annuity Prospectus and retain all documents for future reference. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the Annuity Prospectus. If you would like another copy of the Annuity Prospectus please contact our Annuities Service Center at 1-800-344-1029, or in New York State at 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com.

Portfolio Merger

For VENTURE® OPPORTUNITY A SHARE VARIABLE ANNUITY and VENTURE® OPPORTUNITY B SHARE VARIABLE ANNUITY Contracts only, the following change applies:

Effective at the close of business on November 6, 2020, the following “Acquired Portfolio” merged into the “Acquiring Portfolio”:

Acquired Portfolio	Acquiring Portfolio

JHVIT Global Equity Trust	JHVIT Global Trust

As a result, after November 6, 2020, the Variable Investment Option corresponding to Global Trust replaces the Variable Investment Option corresponding to Global Equity Trust. You no longer will be able to allocate Contract Value or any Purchase Payments to the Global Equity Investment Option. Any Contract Value allocated to the Global Equity Investment Option will be allocated to the Global Investment Option.

Accordingly, any references in the Annuity Prospectus to the “Global Equity” Trust or Investment Option are replaced with the “Global ” Trust or Investment Option, respectively, except for the reference to the “Global Equity” Trust in Appendix U: “Tables of Accumulation Unit Values,” which is historical in nature.

Real Estate Securities Subadvisor Change

Effective at the close of business on November 16, 2020, for VENTURE® VARIABLE ANNUITY, VENTURE III® VARIABLE ANNUITY, VENTURE VISION® VARIABLE ANNUITY, VENTURE VANTAGE® VARIABLE ANNUITY, VENTURE® STRATEGY VARIABLE ANNUITY, ACCOMMODATOR VARIABLE ANNUITY, ACCOMMODATOR 2000 VARIABLE ANNUITY, INDEPENDENCE VARIABLE ANNUITY, INDEPENDENCE PREFERRED VARIABLE ANNUITY, INDEPENDENCE 2000 VARIABLE ANNUITY, MARKETPLACE VARIABLE ANNUITY, PATRIOT VARIABLE ANNUITY, DECLARATION VARIABLE ANNUITY, REVOLUTION ACCESS VARIABLE ANNUITY, REVOLUTION EXTRA VARIABLE ANNUITY, REVOLUTION VALUE VARIABLE ANNUITY, REVOLUTION VALUE II VARIABLE

ANNUITY, WEALTHBUILDER VARIABLE ANNUITY, WEALTHMARK VARIABLE ANNUITY, WEALTHMARK ML3 VARIABLE ANNUITY, LIFESTYLE VARIABLE ANNUITY and VARIABLE ANNUITY Contracts only, the following Subadvisor changes apply:

Portfolio	Current Subadviser	New Subadviser
Real Estate Securities Trust	DWS Investment Management Americas Inc. (“DIMA”)	Wellington Management Company, LLP

You should retain this Supplement for future reference.

Supplement dated November 6, 2020

11/20:VAPS65	333-70728	033-79112
	333-70730	033-46217
	333-70850	333-83558
	333-71072	333-138846
	333-71074	333-61283
	333-146591	333-146590
	333-146698	333-146699
	333-164147	333-164146
	333-164145	333-164142
	333-164135	333-164140
	333-164137	333-164138
333-164139